COLLABORATION AGREEMENTS	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
COLLABORATION AGREEMENTS
NOTE 7 — COLLABORATION AGREEMENTS

a.
In 2007, the Company granted rights to a third party for use and commercialization of a product for skin protection. Under this agreement, the Company is entitled to royalties during the years 2016 to 2024. Based on current sales, royalties are not material.

b.
In 2016 through 2020, the Company entered into several collaboration agreements with two third parties for the development, manufacturing and commercialization of several generic product candidates. Under the agreements, the third parties are obligated to conduct regulatory, scientific, clinical and technical activities necessary to develop the product and prepare and file ANDA, with the FDA and gain regulatory approval. The Company participates in the development of the product candidates, including participation in joint steering committees and is obligated for sourcing the active pharmaceutical ingredient (API) during the development phase.

Upon FDA approval, the third parties have exclusive rights and are required to use diligent efforts to commercialize these products in territories defined under the agreements, including all required sales, marketing and distributing activities associated with the agreements. The Company is entitled to 50% of the third parties’ gross profits related to the sale of these products, as such term is defined in the agreements.

As of December 31, 2020, the Company decided not to pursue one of the agreements with one of the third parties collaborators.

In February 2019, the Company announced that a third party has received final approval from the FDA for the first generic version of a drug product.  During the years ended December 31, 2019 and 2020, the Company recognized collaboration revenues related to sales of products in the U.S. under this agreement in the amounts of $22,775 and $8,673, respectively.

This Agreement is considered to be within the scope of ASC 808, as the parties are active participants and exposed to the risks and rewards of the collaborative activity.

The Company recognizes collaboration revenues when the related sales occur.